Term Loan (Details Narrative) (10-K)					12 Months Ended
	May 04, 2016 CAD	Dec. 31, 2015 CAD	Sep. 02, 2015	May 06, 2015 CAD	Mar. 31, 2016 CAD	Sep. 30, 2016	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 CAD / shares shares
Term loan bridge financing	CAD 40,000			CAD 33,000
Loan description	bridge financing with a relative of one of the officers of the Company.			Company agreed to a one year term loan (maturing May 5, 2016) with a family member of an officer
Loan maturity, date	Nov. 28, 2016		Sep. 01, 2016	May 05, 2016
Premium interest percent	30.00%		12.00%	12.00%		20.00%	20.00%	20.00%
Transaction costs				CAD 3,000
Shares, issued | shares									23,094	23,094
Shares issued, price per share | CAD / shares								CAD 2.38		CAD 2.38
Extinguishment of debt		CAD 54,975			CAD 117,526
Loss on extinguishment of debt		CAD 19,371			CAD 41,681
USD [Member]
Shares issued, price per share | $ / shares							$ 1.72		$ 1.72